Debentures - Payment schedule of installments for non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total	R$ 387,500	R$ 473,667
IFRS Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(7,677)	(7,594)
Non-current portion of non-current notes and debentures issued	379,823	466,073
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total	0	118,417
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total	62,494	118,405
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total	129,163	118,423
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total	129,173	118,422
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	R$ 66,670	R$ 0